Notes Payable and Long-Term Debt - Schedule of Notes Payable and Long-Term Debt (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
KSix, LLC and Affiliate [Member]
Long term debt gross	$ 261,586	$ 233,571
Less Current Portion	76,645	72,024
Long-term debt	84,941	161,547
KSix Media, Inc. and Subsidiaries [Member]
Long term debt gross	1,211,586
Less Current Portion	416,645
Long-term debt	794,941
Long-term Debt One [Member] | KSix, LLC and Affiliate [Member]
Long term debt gross	161,586	$ 233,571
Long-term Debt Two [Member] | KSix, LLC and Affiliate [Member]
Long term debt gross	100,000
Notes Payable And Long Term Debt One [Member] | KSix Media, Inc. and Subsidiaries [Member]
Long term debt gross	161,586
Notes Payable And Long Term Debt Two [Member] | KSix Media, Inc. and Subsidiaries [Member]
Long term debt gross	950,000
Notes Payable And Long Term Debt Three [Member] | KSix Media, Inc. and Subsidiaries [Member]
Long term debt gross	$ 100,000